Taxes - Operating taxes and levies - Operating taxes and levies payable - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net operating taxes and levies (payables) in the opening balance	€ (197)	€ (295)	€ (217)
Operating taxes and levies recognized in profit or loss	(1,924)	(1,827)	(1,840)
Operating taxes and levies paid	1,929	1,939	1,777
Changes in the scope of consolidation		3	(13)
Translation adjustment	20	(16)	(3)
Reclassifications and other items	(3)	(1)	1
Net operating taxes and levies (payables) in the closing balance	€ (175)	€ (197)	€ (295)